INITIAL PUBLIC OFFERING	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
INITIAL PUBLIC OFFERING

NOTE 3  — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 41,400,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 5,400,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4.   PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 41,400,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 5,400,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one-third of one redeemable warrant redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 9).